RISK MANAGEMENT (Details Textual)	Sep. 30, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Canada [Member] | Maximum [Member]
Concentration Risk [Line Items]
Cash, FDIC Insured Amount	$ 100,000	$ 100,000